Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LCP Edge Intermediate, Inc. [Member]
Defined Contribution Plan Disclosure [Line Items]
Contributions to the plan	$ 0.2	$ 0.3	$ 0.8	$ 0.9	$ 0.4